Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended			12 Months Ended		1 Months Ended		9 Months Ended
	Mar. 31, 2014	Jan. 31, 2014	Aug. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2015	Aug. 31, 2014 sqft	Sep. 30, 2014
Commitments And Contingencies Disclosure [Line Items]
Operating Lease Monthly Rent	$ 6,300
Lease Termination Fee	565,000
Lease Termination Abandonment Payable				579,000	883,000			309,000
Letters of Credit Outstanding, Amount				50,000				50,000
Restricted Cash and Cash Equivalents				50,000				50,000
Operating Leases, Rent Expense, Net				76,000	256,000
Royalty Expense				30,000	85,000
Litigation Settlement, Amount		250,000	350,000
Prepaid Expense and Other Assets, Current				444,369	129,625			434,902
Loss Contingency, Damages Sought			Company will also be paid the lesser of 10% of the total sales as of the end of 2015 or $100,000
Percentage of Litigation settlement Claim on Gross Sales				10.00%
Discontinued Operations [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense, Net					182,000
Subsequent Event [Member]
Commitments And Contingencies Disclosure [Line Items]
Litigation Settlement, Amount						100,000
Prepaid Expense and Other Assets, Current						250,000
Minimum [Member]
Commitments And Contingencies Disclosure [Line Items]
Lease Termination Abandonment Balance Payable, Monthly Installments				27,000
Maximum [Member]
Commitments And Contingencies Disclosure [Line Items]
Lease Termination Abandonment Balance Payable, Monthly Installments				28,000
License Agreement Terms [Member]
Commitments And Contingencies Disclosure [Line Items]
Royalty agreement, Expiration date				April 2020
License Agreement Terms [Member] | Minimum [Member]
Commitments And Contingencies Disclosure [Line Items]
Royalty Expense				30,000
Percentage Of Annual Minimum Royalty Fees				2.00%
License Agreement Terms [Member] | Maximum [Member]
Commitments And Contingencies Disclosure [Line Items]
Percentage Of Annual Minimum Royalty Fees				4.00%
Service Agreements [Member]
Commitments And Contingencies Disclosure [Line Items]
Long-term Purchase Commitment, Amount				10,000
Unsuccessful Sublease [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Future Minimum Payments Due					932,000
Monthly Payments [Member]
Commitments And Contingencies Disclosure [Line Items]
Lease Termination Fee	31,400
Office Space Lease [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Area of Office space (in square feet)							5,560
Lessee Leasing Arrangements, Operating Leases, Term of Contract							36 months
Operating Lease Monthly Rent							14,000
Lease Payment Percentage Of Annual Increase							3.00%
General and Administrative Expense [Member] | Additional Expense [Member]
Commitments And Contingencies Disclosure [Line Items]
Lease Termination Fee								$ 46,000